Other Operating Income and Expenses (Details) - Schedule of Other Operating Income - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Operating Income [Abstract]
Pension plan interest		$ 539	$ 963	$ 640
Compensation from insurance companies due to damages	[1]	45	141	45
Rental income		457	488	286
Income from recovery tax and expenses		661	548	218
Income from business alliance		1,218	1,180	440
Other		887	2,219	33
Total		$ 3,807	$ 5,539	$ 1,662

[1]	Mainly related to recoveries from fraud claims.